TAXES ON INCOME (Tables)	12 Months Ended
Dec. 31, 2024
Major components of tax expense (income) [abstract]
Schedule of taxes on income included in the statements of comprehensive income
	Year ended December 31,
	2024	2023	2022

Current taxes	716	552	749
Deferred taxes	253	409	341
Taxes in respect of prior years	(30)	(70)	7

	939	891	1,097

Schedule of composition and changes in deferred taxes, as presented in the consolidated balance sheet
	Fixed and intangible assets	Employee benefit liabilities	Short term investments	Carry- forward tax losses	Total

Balance at January 1, 2023	(3,065)	612	-	2,625	172

Amount included in statement of comprehensive income	55	39	(192)	(320)	(418)
Currency translation differences	91	(19)	(3)	(81)	(12)

Balance at December 31, 2023	(2,919)	632	(195)	2,224	(258)

Amount included in statement of comprehensive income (*)	334	(111)	104	(619)	(292)
Currency translation differences	21	(5)	3	(21)	(2)

Balance at December 31, 2024	(2,564)	516	(88)	1,584	(552)

(*)	$39 presented in other comprehensive income.
	December 31,
	2024	2023

Non-current assets	1,448	2,055
Non-current liabilities	2,000	2,313

	(552)	(258)

Schedule of reconciliation of the theoretical tax expense assuming all income is taxed at the statutory rate applicable to the income of companies in Israel, and the actual tax expense
	Year ended December 31,
	2024	2023	2022

Income (loss) before taxes on income	(26,814)	(5,964)	1,312

Statutory tax rate in Israel	23%	23%	23%

Tax computed at the statutory tax rate	(6,167)	(1,372)	302

Increase (decrease) in taxes resulting from:
Taxes in respect of previous years	(30)	(70)	7
Non-deductible expenses (non-taxable income)	2,519	406	(1,699)
Different tax rates	88	63	60
Loss for which deferred taxes were not recognized	4,529	1,864	2,234
Capital losses for which deferred taxes were not recognized	-	-	193

Total tax expenses reported in the consolidated statements of comprehensive income	939	891	1,097

Schedule of expiry dates for carry forward tax losses not recognized
	Year ended December 31,
	2024	2023

First year	762	37
Second year	413	762
Third year	153	413
Fourth year	959	153
Fifth year	730	959
Sixth - Fifteen	3,864	4,891
Unlimited	105,924	93,771

	112,805	100,986